Other Financial Liabilities	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Other Financial Liabilities
15.	OTHER FINANCIAL LIABILITIES
The Company’s ot
her financ
ial liabilities were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Dealer holdback programs and customer deposits	$48.6	$39.8
Due to Bombardier Inc.	22.4	22.7
Derivative financial instruments	12.8	64.3
Non-controlling interest liability (Note 25, 29)	—	23.4
Contingent consideration (Note 5)	23.7	—
Other	37.8	16.2
Total other financial liabilities	$145.3	$166.4
Current	73.4	86.2
Non-current [a]	71.9	80.2
Total other financial liabilities	$145.3	$166.4
[a]
The
non-current
portion is mainly comprised of the amount due to Bombardier Inc. in connection with indemnification related to income taxes and the contingent consideration related to a business combination.